N-2	Nov. 02, 2022
Cover [Abstract]
Entity Central Index Key	0001385157
Amendment Flag	false
Securities Act File Number	001-33260
Document Type	8-K
Entity Registrant Name	TE CONNECTIVITY LTD.
Entity Address, Address Line One	Mühlenstrasse 26
Entity Address, City or Town	Schaffhausen
Entity Address, Postal Zip Code	CH-8200
City Area Code	(0)52
Local Phone Number	633 66 61
Entity Emerging Growth Company	false